Statements Of Operations (USD $)	12 Months Ended			120 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statements Of Operations [Abstract]
Revenues - government grant		$ 488,958		$ 488,958
Operating costs and expenses:
Research and development	3,383,965	2,306,781	5,097,440	25,643,708
General and administrative	2,698,174	2,206,358	2,177,954	14,105,748
Total operating costs and expenses	6,082,139	4,513,139	7,275,394	39,749,456
Loss from operations	(6,082,139)	(4,024,181)	(7,275,394)	(39,260,498)
Interest income	10,985	17,858	33,466	1,477,789
Change in fair value of warrants liability	(319,908)			(319,908)
Loss before income taxes	(6,391,062)	(4,006,323)	(7,241,928)	(38,102,617)
Provision for income taxes
Net loss	$ (6,391,062)	$ (4,006,323)	$ (7,241,928)	$ (38,102,617)
Net loss per share - basic and diluted	$ (0.29)	$ (0.22)	$ (0.48)
Weighted average shares outstanding - basic and diluted	21,728,292	18,580,223	15,066,799